Leases - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Payment of principal portion of lease liabilities	€ (239)	€ (217)	€ (226)
Interest paid on lease liabilities	(28)	(26)	(24)
Total	€ (267)	€ (243)	€ (250)